License Agreements, Research Collaborations and Development Agreements (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Agreement	Dec. 31, 2016 USD ($)
License Agreements Research Collaborations And Development Agreements [Line Items]
Royalty expense		$ 257,186	$ 290,491
Annual future minimum royalty payments due		250,000
Collaborations revenue		397,178	$ 272,603
License Agreement with Hitachi [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Collaborations revenue		25,000
CDC [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of contract awarded year	1 year
Revenue related to contract		$ 357,178
CDC [Member] | Cloud-Based Mobile Software [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Contract awarded value for funds development and evaluation of software	$ 860,000
FISH Product Line [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements | Agreement		1